Jun. 01, 2024
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Principal Investment Strategies
Under normal circumstances, we invest:
■
exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: September 30, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2024 is +1.30%
Average Annual Total Returns for the periods ended 12/31/20231	[1]
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Risk Lose Money [Member]
You could lose money by investing in the Fund.
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Money Market Fund Risk [Member]
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | U.S. Government Obligations Risk [Member]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Repurchase Agreement Risk [Member]
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Government Money Market Fund) | Roberts & Ryan Class
Calendar Year Total Returns for Roberts & Ryan Class as of 12/31 each year1
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Principal Investment Strategies
Under normal circumstances, we invest:
■
exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: September 30, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2024 is +1.30%
Average Annual Total Returns for the periods ended 12/31/20231	[2]
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Risk Lose Money [Member]
You could lose money by investing in the Fund.
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Money Market Fund Risk [Member]
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | U.S. Government Obligations Risk [Member]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Repurchase Agreement Risk [Member]
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring Treasury Plus Money Market Fund) | Roberts & Ryan Class
Calendar Year Total Returns for Roberts & Ryan Class as of 12/31 each year1
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
1Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Principal Investment Strategies
Under normal circumstances, we invest:
■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.
Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: September 30, 2023 +1.30% Lowest Quarter: March 31, 2015 0.00% Year-to-date total return as of March 31, 2024 is +1.30%
Average Annual Total Returns for the periods ended 12/31/20231	[4]
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Risk Lose Money [Member]
You could lose money by investing in the Fund.
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Money Market Fund Risk [Member]
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | U.S. Government Obligations Risk [Member]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Government Money Market Funds - Roberts & Ryan Class) | (Allspring 100% Treasury Money Market Fund) | Roberts & Ryan Class
Calendar Year Total Returns for Roberts & Ryan Class as of 12/31 each year1

[1]
1.	Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Roberts & Ryan Class annual returns would be because the Institutional Class and Roberts & Ryan Class shares have the same expenses and are invested in the same portfolio.

[2]
1.	Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Roberts & Ryan Class annual returns would be because the Institutional Class and Roberts & Ryan Class shares have the same expenses and are invested in the same portfolio.

[3]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]
1.	Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Roberts & Ryan Class annual returns would be because the Institutional Class and Roberts & Ryan Class shares have the same expenses and are invested in the same portfolio.